18. Borrowings and financing (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current assets		R$ 73
Non-current assets	11	13
Borrowings and financing, current liabilities	2,309	3,488
Borrowings and financing, non-current liabilities	6,842	10,706
Borrowings and financing	9,140	14,108
Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	1,855	1,145
Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	2,687	1,100
Debentures Certificate Of Agribusiness Receivables And Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current liabilities		2,287
Borrowings and financing, non-current liabilities		9,576
Borrowings and financing	R$ 4,598	11,863
Weighted average rate	CDI + 1.27% per year
Working Capital [member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 271	846
Weighted average rate	USD + 2.27% per year
Working Capital [member] | Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 13	99
Weighted average rate	TR + 9.80 % per year
Working Capital [member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 1,534	323
Weighted average rate	IBR 3M + 3.8%
Working Capital [member] | Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 2,689	1,008
Weighted average rate	CDI + 2.37% per year
Swap Contracts [member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 12	(15)
Weighted average rate	CDI + 2.0% per year
Swap Contracts [member] | Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ (2)	(12)
Weighted average rate	CDI – 0.02% per year
BNDES [member] | Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		27
Weighted average rate	4.07% per year
Swap contracts [member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 1	(19)
Weighted average rate	IBR 3M + 3.8%
Unamortized borrowing costs [Member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ (1)	(1)
Unamortized borrowing costs [Member] | Borrowings [member] | Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(13)	(22)
Credit Letter [Member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	12	12
NDF Contracts - Derivatives [Member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing		R$ (1)
Working capital Argentina [member] | Borrowings [member] | Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 26
Weighted average rate	Pré: 29.43%